Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended					6 Months Ended	3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Navios Logistics	May 31, 2014 Navios Asia	May 30, 2014 Navios Asia	Jun. 30, 2014 Navios Partners and its subsidiaries	Jun. 30, 2014 Navios Acquisition and its subsidiaries	Jun. 30, 2013 Navios Acquisition and its subsidiaries	Jun. 30, 2014 Navios Acquisition and its subsidiaries	Jun. 30, 2013 Navios Acquisition and its subsidiaries	Feb. 28, 2014 Navios Acquisition and its subsidiaries	Jun. 30, 2014 Acropolis Chartering and Shipping Inc. ("Acropolis")	Jun. 30, 2013 Acropolis Chartering and Shipping Inc. ("Acropolis")	Jun. 30, 2014 Acropolis Chartering and Shipping Inc. ("Acropolis")	Jun. 30, 2013 Acropolis Chartering and Shipping Inc. ("Acropolis")	Jun. 30, 2014 Navios Europe and its subsidiaries
Percentage of Navios Holdings ownership
Reclassification from operating to investing activities of dividends received	$ 7,298	$ 3,478					$ 3,649	$ 2,178	$ 7,298	$ 3,478		$ 271	$ 0	$ 271	$ 0
Ownership percentage of Navios Holdings						20.00%	46.40%		46.40%		46.40%	50.00%		50.00%		47.50%
Ownership percentage of Navios Holdings			63.80%		51.00%
Remaining noncontrolling interest percentage acquired				49.00%
General Partner Interest						2.00%